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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2005

                Check here if Amendment [ ]: Amendment Number:

                       This Amendment (Check only one):

                                    [ ] is a restatement.

                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Dorset Management Corporation
Address: 485 Underhill Boulevard
         Suite 205
         Syosset, NY 11791

Form 13FFile Number: 28-__________________________
          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David M. Knott
Title: President
Phone: (516) 364-0303

Signature, Place and Date of Signing:

/s/ David M. Knott
-------------------------------------
[Signature]

Syosset, New York
-------------------------------------
[City, State]

February 14, 2006
-------------------------------------
[Date]

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
Form 13FFile Number: 28-03121
Name: DavidM. Knott